Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings / (Loss) Per Share [Abstract]
Earnings / (Loss) Per Share
11.	Earnings/ (Loss) Per Share:

The Company calculates earnings/(loss) per share by dividing net income/(loss) available to common stockholders in each period by the weighted-average number of common shares outstanding during that period, after adjusting for the effect of cumulative dividends on the Series A Preferred Shares, whether or not earned, and only at periods when dividends on the Series A Preferred Shares are contractually allowed to accumulate.

Diluted earnings/(loss) per share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. As of December 31, 2020, securities that could potentially dilute basic loss per share that were excluded from the computation of diluted loss per share, because to do so would have been antidilutive for the period presented, were the incremental shares in connection with the unexercised, as of December 31, 2020, 56,090,500 Class A warrants and the 57,750,000 Private Placement Warrants (Note 7), calculated in accordance with the treasury stock method. The Company had no dilutive instruments in the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019.

The components of the calculation of basic and diluted net loss per common share in each of the periods comprising the accompanying consolidated statements of comprehensive income/(loss) are as follows:

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Net income/(loss) and comprehensive income/(loss)	$980,938	$276,442	$1,088,149	$(1,753,533)
Less: Cumulative dividends on Series A Preferred Shares	(1,646,775)	(992,745)	(372,022)	—
Plus: Gain on extinguishment of preferred stock pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses	—	—	112,637	—
Net income/ (loss) and comprehensive income/ (loss) available to common shareholders	(665,837)	(716,303)	828,764	(1,753,533)
Weighted average number of common shares outstanding, basic and diluted	2,400,000	2,400,000	2,662,383	67,735,195
(Loss)/Earnings per common share, basic and diluted	$(0.28)	$(0.30)	$0.31	$(0.03)